Fair Value - Fair Value By Level (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets:
Available for sale debt securities	$ 4,987,916	$ 4,822,341
Equity Securities	5,394	5,417
Estimate of Fair Value Measurement
Assets:
Available for sale debt securities	4,987,916	4,822,341
Estimate of Fair Value Measurement | Residential mortgage-backed securities
Assets:
Available for sale debt securities	4,835,176	4,660,099
Estimate of Fair Value Measurement | States and political subdivisions
Assets:
Available for sale debt securities	152,740	162,242
Recurring | Fair Value, Inputs, Level 1
Assets:
Equity Securities	5,394	5,417
Marketable Securities	5,394	5,417
Recurring | Fair Value, Inputs, Level 2
Assets:
Marketable Securities	4,987,917	4,822,341
Recurring | Fair Value, Inputs, Level 2 | Residential mortgage-backed securities
Assets:
Available for sale debt securities	4,835,176	4,660,099
Recurring | Fair Value, Inputs, Level 2 | States and political subdivisions
Assets:
Available for sale debt securities	152,741	162,242
Recurring | Estimate of Fair Value Measurement
Assets:
Equity Securities	5,394	5,417
Marketable Securities	4,993,311	4,827,758
Recurring | Estimate of Fair Value Measurement | Residential mortgage-backed securities
Assets:
Available for sale debt securities	4,835,176	4,660,099
Recurring | Estimate of Fair Value Measurement | States and political subdivisions
Assets:
Available for sale debt securities	$ 152,741	$ 162,242